Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 39,982,216
Changes	2,534,330	$ (317,799)
Balance at ending	48,639,060	39,982,216
Severance Indemniy [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	39,982,216	42,772,862
Current cost of service	4,274,039	4,191,738
Interest cost	5,899,859	4,438,416
Actuarial (Gain) losses	1,581,040	(1,454,372)
Paid-up benefits	(3,835,681)	(7,099,274)
Past service cost	640,033	453,213
Conversion effect	(130,122)	(3,320,367)
Changes	8,656,844	(2,790,646)
Others	227,676
Balance at ending	$ 48,639,060	$ 39,982,216